Document and Entity Information	Feb. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001415726
Document Creation Date	Feb. 28, 2025
Document Effective Date	Feb. 28, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Innovator ETFs Trust
Prospectus Date	Feb. 28, 2025
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Innovator Growth Accelerated Plus ETF - January | Innovator Growth Accelerated Plus ETF - January
Prospectus:
Trading Symbol	QTJA
Innovator U.S. Equity Accelerated 9 Buffer ETF - January | Innovator U.S. Equity Accelerated 9 Buffer ETF - January
Prospectus:
Trading Symbol	XBJA
Innovator U.S. Equity Accelerated Plus ETF - January | Innovator U.S. Equity Accelerated Plus ETF - January
Prospectus:
Trading Symbol	XTJA
Innovator Growth Accelerated Plus ETF - April | Innovator Growth Accelerated Plus ETF - April
Prospectus:
Trading Symbol	QTAP
Innovator U.S. Equity Accelerated 9 Buffer ETF - April | Innovator U.S. Equity Accelerated 9 Buffer ETF - April
Prospectus:
Trading Symbol	XBAP
Innovator U.S. Equity Accelerated ETF - April | Innovator U.S. Equity Accelerated ETF - April
Prospectus:
Trading Symbol	XDAP
Innovator U.S. Equity Accelerated Plus ETF - April | Innovator U.S. Equity Accelerated Plus ETF - April
Prospectus:
Trading Symbol	XTAP
Innovator Growth Accelerated Plus ETF - July | Innovator Growth Accelerated Plus ETF - July
Prospectus:
Trading Symbol	QTJL
Innovator U.S. Equity Accelerated 9 Buffer ETF - July | Innovator U.S. Equity Accelerated 9 Buffer ETF - July
Prospectus:
Trading Symbol	XBJL
Innovator U.S. Equity Accelerated ETF - July | Innovator U.S. Equity Accelerated ETF - July
Prospectus:
Trading Symbol	XDJL
Innovator U.S. Equity Accelerated Plus ETF - July | Innovator U.S. Equity Accelerated Plus ETF - July
Prospectus:
Trading Symbol	XTJL
Innovator Growth Accelerated Plus ETF - October | Innovator Growth Accelerated Plus ETF - October
Prospectus:
Trading Symbol	QTOC
Innovator U.S. Equity Accelerated 9 Buffer ETF - October | Innovator U.S. Equity Accelerated 9 Buffer ETF - October
Prospectus:
Trading Symbol	XBOC
Innovator U.S. Equity Accelerated ETF - October | Innovator U.S. Equity Accelerated ETF - October
Prospectus:
Trading Symbol	XDOC
Innovator U.S. Equity Accelerated Plus ETF - October | Innovator U.S. Equity Accelerated Plus ETF - October
Prospectus:
Trading Symbol	XTOC
Innovator Growth Accelerated ETF - Quarterly | Innovator Growth Accelerated ETF - Quarterly
Prospectus:
Trading Symbol	XDQQ
Innovator U.S. Equity Accelerated ETF - Quarterly | Innovator U.S. Equity Accelerated ETF - Quarterly
Prospectus:
Trading Symbol	XDSQ
Innovator Uncapped Accelerated U.S. Equity ETF | Innovator Uncapped Accelerated U.S. Equity ETF
Prospectus:
Trading Symbol	XUSP